Intangible Assets and Goodwill - Carrying Amount of Intangible Assets for Partnership's Reportable Segments (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Finite-Lived Intangible Assets [Line Items]
Net carrying amount	$ 61,078	$ 69,934
Liquefied Gas Segment
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	179,813	179,813
Accumulated amortization	(118,735)	(109,879)
Net carrying amount	$ 61,078	$ 69,934